UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Vincent P. Corti
Capital World Growth and Income Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund®

[photo from above of a boat in open water]

Semi-annual report for the six months ended May 31, 2012

Capital World Growth and Income Fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–11.34%	–2.88%	7.70%

The total annual fund operating expense ratio was 0.79% for Class A shares as of the prospectus dated February 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2012, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.49%.

Results for other share classes can be found on page 36.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo from above of a boat in open water]

The first half of the fiscal year was characterized by ongoing market volatility, pronounced swings in investor sentiment and uneven economic reports from countries in both the developed and developing worlds.

For the six months ended May 31, 2012, Capital World Growth and Income Fund managed a gain of 1.13%. This includes an income return of 1.23% based on reinvested dividends totaling 40 cents a share. Investors who took dividends in cash recorded a similar income return.

The fund’s total return slightly exceeded the 0.80% gain of the unmanaged MSCI ACWI (All Country World Index), which measures a broad range of developed- and developing-country stock markets. This index became the fund’s primary benchmark in the fiscal year ended November 30, 2011, replacing the unmanaged MSCI World Index, which focuses on developed markets. The fund’s return during the first half was in line with the 1.07% return of the MSCI World Index. The Lipper Global Funds Index, a peer group measure, declined 0.88%.

[Begin Sidebar]
Results at a glance
For periods ended May 31, 2012, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 3/26/93)
Capital World Growth and
Income Fund (Class A shares)	–12.55%	–2.64%	7.04%	10.20%

MSCI ACWI (All Country World Index)*	–11.81	–3.17	5.09	6.55

MSCI World Index*	–10.50	–3.51	4.55	6.52

Lipper Global Funds Index	–14.96	–3.89	4.10	6.29

*Because Capital World Growth and Income Fund invests in companies in both the developed and developing markets, its most appropriate benchmark is the MSCI ACWI (All Country World Index), which is designed to measure more than 40 developed- and emerging-market country indexes. The MSCI World Index measures more than 20 developed-market country indexes. The indexes are weighted by market capitalization. Both are unmanaged and, therefore, have no expenses.

[End Sidebar]

As you can see on page 1, Capital World Growth and Income Fund continues to compare favorably to its peers and benchmarks over longer time frames.

The global investing environment

For the third consecutive year, investor attention focused largely on Europe’s government debt crisis. Equity markets rose during the early months of the period as investors welcomed a series of steps taken by European leaders to address the crisis. These included a new fiscal treaty among European Union nations, the provision of additional bailout funds for Greece and other seriously indebted nations, and measures taken by the European Central Bank to support European banks.

However, most European stock markets turned negative in April and May as several developments triggered a reversal in investor sentiment. First-quarter data showed that the U.K. and Spanish economies had both contracted, and they joined seven other European nations in recession. What’s more, the Spanish and Italian governments struggled to meet their financing needs. In Greece, inconclusive election results impeded the country’s ability to form a coalition government and enact fiscal austerity measures. This further raised investor anxiety over whether European leaders could reach a long-term solution to the crisis.

Europe’s difficulties were also reflected in the weakening euro, which fell significantly against the U.S. dollar. On a dollar-adjusted basis, struggling nations Greece (–29.0%)*, Spain (–30.8%), Portugal (–23.4%) and Italy (–19.9%) sustained some of the steepest losses for the six-month period. Europe’s two largest markets, Germany (–4.8%) and France (–8.7%), also lost ground in U.S. dollar terms.

In the developing markets, a slowdown in China’s economy was more pronounced than many investors expected. Leaders in Beijing said in May that they would shift their focus from containing the country’s overheating property market toward promoting overall growth. The economies of India and Brazil also showed signs of slowing.

In the United States, after starting the period with three consecutive months of stronger-than-expected job market growth, the economy also began to show signs of slowing down. Nevertheless, corporate balance sheets remained strong and company earnings reports were generally positive during the period. For the reporting period, U.S. stocks rose 6.3%.

Inside the portfolio

Changing circumstances in Europe and shifts in investor sentiment were reflected in the mixed results produced by the fund’s investments. Holdings in companies based in the U.S. strongly supported the fund’s overall positive result. For example, Home Depot (+25.8%), biotechnology company Amgen (+20.1%), AT&T (+17.9%), Microsoft (+14.1%) and tobacco makers Altria (+12.2%) and Philip Morris International (+10.9%) — which were among the fund’s 10 largest holdings — all made positive contributions.

*Country returns are based on MSCI indexes, expressed in U.S. dollars (except where noted), and assume the reinvestment of dividends.

[Begin Sidebar]
Where the fund’s assets were invested
Percent of net assets by country as of May 31, 2012

	Capital World Growth and Income Fund	MSCI ACWI (All Country World Index)*
Europe	37.5%	23.4%
Euro zone†	14.5	9.3
United Kingdom	10.9	8.1
Switzerland	5.9	3.0
Sweden	3.9	1.1
Russia	.9	.7
Turkey	.7	.2
Other Europe	.7	1.0

The Americas	37.4	55.1
United States	34.7	47.9
Mexico	1.0	.6
Brazil	.9	1.7
Canada	.8	4.4
Other Americas	—	.5

Asia/Pacific	16.8	20.2
China	2.7	2.3
Hong Kong	2.6	1.0
Taiwan	2.5	1.4
Australia	2.2	3.1
South Korea	1.9	1.9
Japan	1.6	7.8
Singapore	1.5	.7
Other Asia/Pacific	1.8	2.0

Other	.5	1.3

Bonds & notes, short-term securities
& other assets less liabilities	7.8	—

Total	100.0%	100.0%

*The MSCI ACWI (All Country World Index) is weighted by market capitalization.
†Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

[End Sidebar]

It is important to remember, however, that in building the portfolio we focus chiefly on individual companies rather than geographies or economic sectors. As you can see in the table on page 3, our efforts have resulted in a broadly diversified portfolio that includes companies domiciled in markets all around the world. We believe our research-based approach leads us to companies that can fare well over the long run regardless of their domicile or current economic conditions. For example, despite the slowdown in China, Bank of China (+17.7%) and Chinese Internet company NetEase (+38.3%) made strong contributions. Similarly, British hospitality company InterContinental Hotels (+35.5%), Belgian-based beverage maker Anheuser-Busch InBev (+13.2%) and Swedish building products manufacturer ASSA ABLOY (+5.1%) helped the fund’s overall result despite Europe’s woes.

However, the mixed results of the period were reflected in the fund’s top holdings. Oil companies BP (–16.3%) and Royal Dutch Shell (–11.1%) — the fund’s third- and seventh-largest positions, respectively — finished in negative territory, reflecting a slide in energy prices during the six months. Likewise, European pharmaceutical companies Bayer (–3.8%) and Novartis (–3.8%) — the fund’s largest holding — also lost ground.

A look ahead

The near-term outlook remains cloudy, as the global economy and world markets continue to face a number of serious challenges. With growth slowing in China, Europe grappling with its structural problems, and the United States facing fiscal issues of its own at the end of 2012, we expect continued volatility ahead.

Europe’s sovereign debt crisis and economic slowdown have begun to impact other parts of the world economy, including many developing markets. Nevertheless, there are reasons for optimism. While Europe’s troubles will not be resolved quickly, we are encouraged that European governments appear to be grappling seriously with these issues. A Greek election after the close of the period led to the formation of a government that supported the country’s bailout agreement with the European Union, although Greek leaders are seeking some amendments. We continue to follow developments in Europe closely.

[Begin Sidebar]
Largest equity holdings
(as of May 31, 2012)
		Percent of	6-month
Company	Country	net assets	return

Novartis	Switzerland	2.71%	–3.75%
Philip Morris International	United States	2.52	10.85
BP	United Kingdom	1.85	–16.30
Altria	United States	1.82	12.20
Bayer	Germany	1.63	–3.75
Home Depot	United States	1.57	25.80
Royal Dutch Shell	United Kingdom	1.55	–11.08
AT&T	United States	1.49	17.91
Microsoft	United States	1.48	14.11
Amgen	United States	1.22	20.05
[End Sidebar]

Growth has clearly slowed in China. Even so, it has proceeded at a robust pace relative to many of the world’s developed economies. There persists an enormous desire for continued development and change among the expanding middle classes in China and elsewhere in Asia, and we remain confident about prospects for those regions over the longer term.

We continue to focus on companies that we believe are well-positioned to benefit from long-term growth trends — whether they are domiciled in Europe, China or anywhere else in the world — and that often reward investors with regular dividend payments. (For an in-depth look at how we are finding potential long-term opportunity in Europe — particularly among companies with global operations — see our annual report for the year ended November 30, 2011.)

As always, we thank you for the confidence you have placed in us and your commitment to long-term investing.

Cordially,

/s/ Michael Thawley

Michael Thawley
Vice Chairman of the Board

/s/ Mark E. Denning

Mark E. Denning
President

July 11, 2012

For current information about the fund, visit americanfunds.com.

Summary investment portfolio    May 31, 2012
unaudited

[begin pie chart]
Industry sector diversification	Percent of net ssets

Consumer discretionary	13.01
Industrials	12.49
Consumer staples	11.81
Financials	10.57
Health care	9.10
Other industries	34.91
Bonds & notes	2.05
Convertible securities & preferred stocks	0.32
Short-term securities & other assets less liabilities	5.74
[end pie chart]

Country diversification	Percent of net assets

United States	34.7
Euro zone*	14.5
United Kingdom	10.9
Switzerland	5.9
Sweden	3.9
China	2.7
Hong Kong	2.6
Taiwan	2.5
Australia	2.2
South Korea	1.9
Other countries	10.4
Bonds & notes, short-term securities & other assets less liabilities	7.8
*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 91.89%	Shares	(000)	assets

Consumer discretionary - 13.01%
Home Depot, Inc.	20,605,800	$1,016,690	1.57
DIRECTV, Class A (1)	13,893,000	617,544	.95
Comcast Corp., Class A	16,952,600	490,100	.75
General Motors Co. (1)	18,646,450	413,951	.64
Virgin Media Inc. (2)	15,757,000	347,127	.53
British Sky Broadcasting Group PLC	30,336,000	321,666	.50
Other securities		5,240,991	8.07
		8,448,069	13.01

Industrials - 12.49%
ASSA ABLOY AB, Class B	22,535,000	583,500	.90
AB Volvo, Class B	41,589,080	466,872	.72
United Parcel Service, Inc., Class B	5,635,000	422,287	.65
Union Pacific Corp.	3,770,700	420,056	.65
Schneider Electric SA	7,425,754	395,466	.61
Jardine Matheson Holdings Ltd.	7,978,000	386,135	.59
KONE Oyj, Class B	6,020,000	335,936	.52
Other securities		5,101,359	7.85
		8,111,611	12.49

Consumer staples - 11.81%
Philip Morris International Inc.	19,361,300	1,636,223	2.52
Altria Group, Inc.	36,697,300	1,181,286	1.82
Kraft Foods Inc., Class A	18,615,500	712,415	1.10
Anheuser-Busch InBev NV	8,158,534	552,319	.85
Wesfarmers Ltd.	17,071,520	485,578	.75
Nestlé SA	8,092,030	458,605	.71
Lorillard, Inc.	2,846,000	351,766	.54
Other securities		2,289,875	3.52
		7,668,067	11.81

Financials - 10.57%
Industrial and Commercial Bank of China Ltd., Class H	676,073,470	411,138	.63
HSBC Holdings PLC (Hong Kong)	26,720,033	210,860
HSBC Holdings PLC (United Kingdom)	20,476,231	160,788	.57
Wells Fargo & Co.	10,000,000	320,500	.50
Other securities		5,755,788	8.87
		6,859,074	10.57

Health care - 9.10%
Novartis AG	33,907,063	1,761,066	2.71
Bayer AG	16,752,000	1,059,306	1.63
Amgen Inc.	11,415,000	793,571	1.22
Abbott Laboratories	9,875,000	610,176	.94
Merck & Co., Inc.	9,000,000	338,220	.52
Roche Holding AG	2,133,033	332,906	.51
Other securities		1,014,432	1.57
		5,909,677	9.10

Telecommunication services - 8.86%
AT&T Inc.	28,380,000	969,745	1.49
América Móvil, SAB de CV, Series L (ADR)	28,772,798	677,887	1.04
Verizon Communications Inc.	13,059,500	543,798	.84
TeliaSonera AB	72,730,000	443,318	.68
Vodafone Group PLC	160,657,500	428,357	.66
Koninklijke KPN NV	43,194,798	408,322	.63
OJSC Mobile TeleSystems (ADR)	20,592,280	342,655	.53
Other securities		1,940,136	2.99
		5,754,218	8.86

Information technology - 8.22%
Microsoft Corp.	32,804,019	957,549	1.48
Samsung Electronics Co. Ltd.	596,600	612,144	.94
HTC Corp.	30,988,050	446,424	.69
Oracle Corp.	13,337,000	353,030	.54
Other securities		2,964,143	4.57
		5,333,290	8.22

Energy - 5.92%
BP PLC	197,684,626	1,203,148	1.85
Royal Dutch Shell PLC, Class B	19,090,746	611,550
Royal Dutch Shell PLC, Class A	6,815,000	210,922
Royal Dutch Shell PLC, Class A (ADR)	2,570,000	159,803
Royal Dutch Shell PLC, Class B (ADR)	344,800	22,188	1.55
Other securities		1,632,936	2.52
		3,840,547	5.92

Utilities - 5.04%
National Grid PLC	60,699,199	608,072	.94
SSE PLC	21,180,336	431,869	.67
GDF SUEZ	21,585,815	426,386	.66
Other securities		1,803,510	2.77
		3,269,837	5.04

Materials - 4.80%
Dow Chemical Co.	14,407,000	447,481	.69
Other securities		2,665,750	4.11
		3,113,231	4.80

Miscellaneous - 2.07%
Other common stocks in initial period of acquisition		1,345,273	2.07

Total common stocks (cost: $55,428,422,000)		59,652,894	91.89

			Percent
		Value	of net
Preferred stocks - 0.01%		(000)	assets

Financials - 0.01%
Other securities		9,729	.01

Total preferred stocks (cost: $9,150,000)		9,729	.01

			Percent
		Value	of net
Rights - 0.00%		(000)	assets

Miscellaneous - 0.00%
Other rights in initial period of acquisition		823	.00

Total rights (cost: $1,025,000)		823	.00

			Percent
		Value	of net
Convertible securities - 0.31%		(000)	assets

Other - 0.27%
Other securities		172,692	.27

Miscellaneous - 0.04%
Other convertible securities in initial period of acquisition		26,002	.04

Total convertible securities (cost: $225,303,000)		198,694	.31

	Principal		Percent
	amount	Value	of net
Bonds & notes - 2.05%	(000)	(000)	assets

Bonds & notes of U.S. government - 0.54%
U.S. Treasury 1.875%-4.75% 2014-2041	$330,415	350,678	.54

Telecommunication services - 0.39%
América Móvil, SAB de CV 8.46% 2036	MXN 286,400	19,474	.03
Other securities		231,026	.36
		250,500	.39

Energy - 0.14%
BP Capital Markets PLC 3.875%-5.25% 2013-2015	$10,655	11,367	.02
Other securities		82,876	.12
		94,243	.14

Other - 0.98%
Other securities		633,694	.98

Total bonds & notes (cost: $1,213,268,000)		1,329,115	2.05

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.38%	(000)	(000)	assets

Freddie Mac 0.07%-0.19% due 6/4/2012-4/26/2013	1,111,125	1,110,624	1.71
Fannie Mae 0.065%-0.21% due 6/1/2012-1/7/2013	591,295	591,087	.91
Federal Home Loan Bank 0.07%-0.25% due 6/19/2012-4/8/2013	513,150	512,967	.79
U.S. Treasury Bills 0.10%-0.185% due 6/28/2012-4/4/2013	415,800	415,598	.64
Other securities		862,203	1.33

Total short-term securities (cost: $3,492,405,000)		3,492,479	5.38

Total investment securities (cost: $60,369,573,000)		64,683,734	99.64
Other assets less liabilities		234,650	.36

Net assets		$64,918,384	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" include all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $57,122,000, which represented .09% of the net assets of the fund. Some of "Other securities" (with an aggregate value of $1,116,046,000, which represented 1.72% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold  in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 5/31/2012 (000)
Virgin Media Inc.	15,757,000	-	-	15,757,000	$1,260	$347,127
Virgin Media Inc. 6.50% convertible notes 2016	$7,100,000	-	-	$7,100,000	231	9,913
Qantas Airways Ltd. (1)	125,158,600	-	-	125,158,600	-	181,656
ComfortDelGro Corp. Ltd.	135,100,000	-	-	135,100,000	3,607	154,118
Kesa Electricals PLC	26,593,098	-	-	26,593,098	785	20,083
OPAP SA (3)	16,055,910	-	4,546,478	11,509,432	-	-
					$5,883	$712,897

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Unaffiliated issuer at 5/31/2012.

Key to abbreviations

ADR = American Depositary Receipts
MXN = Mexican pesos

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $59,497,801)	$63,970,837
Affiliated issuers (cost: $871,772)	712,897	$64,683,734
Cash denominated in currencies other than U.S. dollars
(cost: $16,924)		16,924
Cash		171
Unrealized appreciation on open forward currency contracts		22,386
Receivables for:
Sales of investments	94,560
Sales of fund's shares	51,301
Closed forward currency contracts	39,078
Dividends and interest	318,788	503,727
		65,226,942
Liabilities:
Payables for:
Purchases of investments	128,064
Repurchases of fund's shares	111,489
Investment advisory services	21,613
Services provided by related parties	46,139
Directors' deferred compensation	1,060
Other	193	308,558
Net assets at May 31, 2012		$64,918,384

Net assets consist of:
Capital paid in on shares of capital stock		$74,105,210
Undistributed net investment income		875,280
Accumulated net realized loss		(14,390,020)
Net unrealized appreciation		4,327,914
Net assets at May 31, 2012		$64,918,384

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 4,000,000 shares,
$.01 par value (1,997,923 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$43,069,848	1,323,519	$32.54
Class B	1,499,352	46,355	32.34
Class C	4,224,994	131,191	32.20
Class F-1	3,398,880	104,625	32.49
Class F-2	1,383,196	42,507	32.54
Class 529-A	2,046,265	63,047	32.46
Class 529-B	115,899	3,584	32.34
Class 529-C	526,426	16,294	32.31
Class 529-E	88,677	2,736	32.41
Class 529-F-1	67,967	2,092	32.48
Class R-1	269,204	8,346	32.26
Class R-2	1,068,578	33,195	32.19
Class R-3	2,112,287	65,287	32.35
Class R-4	1,900,388	58,514	32.48
Class R-5	1,253,215	38,488	32.56
Class R-6	1,893,208	58,143	32.56

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $102,964;
also includes $5,652 from affiliates)	$1,288,236
Interest (includes $231 from affiliates)	50,555	$1,338,791

Fees and expenses*:
Investment advisory services	130,894
Distribution services	110,215
Transfer agent services	55,678
Administrative services	7,066
Reports to shareholders	2,464
Registration statement and prospectus	447
Directors' compensation	300
Auditing and legal	71
Custodian	3,083
State and local taxes	565
Other	1,682	312,465
Net investment income		1,026,326

Net realized gain and unrealized depreciation
on investments, forward currency contracts and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $14; also includes $123,492 net loss from affiliates)	217,890
Forward currency contracts	64,024
Currency transactions	170	282,084
Net unrealized (depreciation) appreciation on:
Investments	(446,087)
Forward currency contracts	23,055
Currency translations	(9,502)	(432,534)
Net realized gain and unrealized depreciation
on investments, forward currency contracts and currency		(150,450)
Net increase in net assets resulting
from operations		$875,876

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended May 31, 2012*	Year ended November 30, 2011
Operations:
Net investment income	$1,026,326	$1,987,803
Net realized gain on investments, forward currency contracts and currency transactions	282,084	837,186
Net unrealized depreciation on investments, forward currency contracts and currency translations	(432,534)	(3,205,256)
Net increase (decrease) in net assets resulting from operations	875,876	(380,267)

Dividends paid to shareholders from net investment income	(793,505)	(1,908,500)

Net capital share transactions	(3,344,415)	(6,453,000)

Total decrease in net assets	(3,262,044)	(8,741,767)

Net assets:
Beginning of period	68,180,428	76,922,195
End of period (including undistributed
net investment income: $875,280 and $642,459, respectively)	$64,918,384	$68,180,428

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                          unaudited

1.	Organization

Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2012; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair valuation decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2012 (dollars in thousands):

	Investment securities
	Level 1(*)	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$8,448,069	$-	$-	$8,448,069
Industrials	8,111,611	-	-	8,111,611
Consumer staples	7,610,945	57,122	-	7,668,067
Financials	6,859,074	-	-	6,859,074
Health care	5,909,677	-	-	5,909,677
Telecommunication services	5,754,218	-	-	5,754,218
Information technology	5,333,290	-	-	5,333,290
Energy	3,840,547	-	-	3,840,547
Utilities	3,269,837	-	-	3,269,837
Materials	3,113,231	-	-	3,113,231
Miscellaneous	1,345,273	-	-	1,345,273
Preferred stocks	-	9,729	-	9,729
Rights	823	-	-	823
Convertible securities	69,374	129,320	-	198,694
Bonds & notes	-	1,329,115	-	1,329,115
Short-term securities	-	3,492,479	-	3,492,479
Total	$59,665,969	$5,017,765	$-	$64,683,734

	Other investments(†)
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$22,386	$-	$22,386

(*) Securities with a market value of $33,307,646,000, which represented 51.31% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

(†) Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2011, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$910,838
Capital loss carryforwards*:
Expiring 2016	$(1,291,317)
Expiring 2017	(13,178,426)	(14,469,743)
Post-October capital loss deferrals (realized during the period November 1, 2011, through November 30, 2011)†		(296,734)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$11,072,129
Gross unrealized depreciation on investment securities	(6,904,457)
Net unrealized appreciation on investment securities	4,167,672
Cost of investment securities	60,516,062

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2012	Year ended November 30, 2011
Class A	$549,455	$1,340,861
Class B	14,241	40,785
Class C	37,819	99,005
Class F-1	39,719	97,133
Class F-2	18,932	44,057
Class 529-A	24,395	53,362
Class 529-B	991	2,679
Class 529-C	4,218	9,646
Class 529-E	958	2,092
Class 529-F-1	868	1,770
Class R-1	2,375	5,238
Class R-2	9,507	22,987
Class R-3	23,413	53,891
Class R-4	24,019	54,813
Class R-5	17,406	40,150
Class R-6	25,189	40,031
Total	$793,505	$1,908,500

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2012, the investment advisory services fee was $130,894,000, which was equivalent to an annualized rate of 0.379% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period December 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended May 31, 2012, the total transfer agent services fee paid under these agreements was $55,678,000, of which $54,082,000 was paid by the fund to AFS and $1,596,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period December 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended May 31, 2012, total fees paid to CRMC for performing administrative services were $7,066,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended May 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$54,724	$40,633	$1,931	Not applicable
Class B	8,633	1,555	Not applicable	Not applicable
Class C	23,100	3,934	1,031	Not applicable
Class F-1	4,116	1,718	782	Not applicable
Class F-2	Not applicable	642	361	Not applicable
Class 529-A	2,269	1,390	500	$1,060
Class 529-B	644	97	30	64
Class 529-C	2,732	388	129	274
Class 529-E	232	40	23	46
Class 529-F-1	-	45	17	35
Class R-1	1,429	150	74	Not applicable
Class R-2	4,256	2,056	292	Not applicable
Class R-3	5,580	1,718	579	Not applicable
Class R-4	2,500	983	517	Not applicable
Class R-5	Not applicable	322	329	Not applicable
Class R-6	Not applicable	7	471	Not applicable
Total class-specific expenses	$110,215	$55,678	$7,066	$1,479

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $300,000, shown on the accompanying financial statements, includes $227,000 in current fees (either paid in cash or deferred) and a net increase of $73,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2012
Class A	$1,503,290	44,285	$534,916	16,343	$(4,628,058)	(137,085)	$(2,589,852)	(76,457)
Class B	5,991	177	14,009	435	(361,984)	(10,769)	(341,984)	(10,157)
Class C	133,814	3,969	36,504	1,137	(642,615)	(19,200)	(472,297)	(14,094)
Class F-1	680,978	20,422	38,673	1,184	(621,220)	(18,463)	98,431	3,143
Class F-2	223,180	6,612	16,365	499	(256,756)	(7,624)	(17,211)	(513)
Class 529-A	148,767	4,412	24,388	747	(147,697)	(4,395)	25,458	764
Class 529-B	1,175	35	990	31	(20,727)	(620)	(18,562)	(554)
Class 529-C	44,101	1,310	4,217	130	(48,368)	(1,449)	(50)	(9)
Class 529-E	6,912	205	957	29	(8,320)	(249)	(451)	(15)
Class 529-F-1	9,287	274	868	26	(8,287)	(246)	1,868	54
Class R-1	19,561	581	2,366	74	(28,100)	(835)	(6,173)	(180)
Class R-2	133,960	3,982	9,495	295	(199,837)	(5,968)	(56,382)	(1,691)
Class R-3	258,869	7,669	23,366	719	(329,495)	(9,778)	(47,260)	(1,390)
Class R-4	236,907	6,972	24,011	735	(331,087)	(9,849)	(70,169)	(2,142)
Class R-5	151,073	4,443	17,378	529	(188,162)	(5,552)	(19,711)	(580)
Class R-6	296,570	8,831	22,673	689	(149,313)	(4,479)	169,930	5,041
Total net increase (decrease)	$3,854,435	114,179	$771,176	23,602	$(7,970,026)	(236,561)	$(3,344,415)	(98,780)

Year ended November 30, 2011
Class A	$3,731,263	105,624	$1,298,014	37,014	$(10,080,108)	(288,090)	$(5,050,831)	(145,452)
Class B	27,094	768	39,855	1,137	(650,444)	(18,736)	(583,495)	(16,831)
Class C	368,672	10,513	94,784	2,715	(1,415,495)	(40,867)	(952,039)	(27,639)
Class F-1	755,450	21,487	91,386	2,611	(1,263,249)	(36,215)	(416,413)	(12,117)
Class F-2	505,685	14,269	36,670	1,048	(547,202)	(15,680)	(4,847)	(363)
Class 529-A	317,733	9,049	53,346	1,525	(239,957)	(6,877)	131,122	3,697
Class 529-B	3,553	101	2,679	76	(35,665)	(1,025)	(29,433)	(848)
Class 529-C	90,796	2,597	9,643	276	(78,585)	(2,265)	21,854	608
Class 529-E	14,564	415	2,092	60	(10,923)	(314)	5,733	161
Class 529-F-1	18,633	532	1,770	51	(10,449)	(297)	9,954	286
Class R-1	60,237	1,727	5,191	148	(47,902)	(1,375)	17,526	500
Class R-2	292,234	8,381	22,951	658	(414,012)	(11,861)	(98,827)	(2,822)
Class R-3	575,962	16,411	53,757	1,539	(702,642)	(20,122)	(72,923)	(2,172)
Class R-4	545,123	15,505	54,784	1,566	(617,735)	(17,634)	(17,828)	(563)
Class R-5	334,435	9,533	40,062	1,144	(427,170)	(12,193)	(52,673)	(1,516)
Class R-6	714,337	20,910	39,935	1,144	(114,152)	(3,252)	640,120	18,802
Total net increase (decrease)	$8,355,771	237,822	$1,846,919	52,712	$(16,655,690)	(476,803)	$(6,453,000)	(186,269)

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,255,780,000 and $8,671,123,000, respectively, during the six months ended May 31, 2012.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

As of May 31, 2012, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
			Contract amount			Unrealized appreciation at 5/31/2012
	Settlement date	Counterparty	Receive	Deliver

Sales:
Australian dollars	6/29/2012	Barclays Bank PLC	$136,053	$	A139,000	$1,029
Euros	6/7/2012	HSBC Bank	$164,389		€125,000	9,824
Euros	6/13/2012	UBS AG	$108,094		€83,450	4,903
Euros	6/22/2012	UBS AG	$213,732		€168,000	5,980
Euros	7/2/2012	UBS AG	$216,900		€175,000	479
Euros	7/3/2012	JPMorgan Chase	$216,569		€175,000	145
Euros	7/9/2012	Citibank	$147,203		€119,000	26
						$22,386

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(2)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(2)(4)

Class A:	Six months ended 5/31/2012(5)(6)	$32.57	$.52	$(.15)	$.37	$(.40)	$-	$(.40)	$32.54	1.13%	$43,070	.82	%(7)	.82	%(7)	3.05	%(7)
	Year ended 11/30/2011	33.75	.94	(1.22)	(.28)	(.90)	-	(.90)	32.57	(.99)	45,595	.79		.79		2.67
	Year ended 11/30/2010	33.80	.86	(.03)	.83	(.88)	-	(.88)	33.75	2.57	52,156	.79		.79		2.59
	Year ended 11/30/2009	25.50	.78	8.52	9.30	(1.00)	-	(1.00)	33.80	37.48	56,058	.83		.83		2.80
	Year ended 11/30/2008	48.56	1.27	(19.81)	(18.54)	(1.18)	(3.34)	(4.52)	25.50	(41.75)	46,011	.75		.71		3.28
	Year ended 11/30/2007	42.82	1.24	7.40	8.64	(1.10)	(1.80)	(2.90)	48.56	21.23	82,899	.73		.69		2.75

Class B:	Six months ended 5/31/2012(5)(6)	32.37	.37	(.13)	.24	(.27)	-	(.27)	32.34	.74	1,499	1.58	(7)	1.58	(7)	2.21	(7)
	Year ended 11/30/2011	33.53	.67	(1.21)	(.54)	(.62)	-	(.62)	32.37	(1.74)	1,829	1.56		1.56		1.90
	Year ended 11/30/2010	33.58	.60	(.03)	.57	(.62)	-	(.62)	33.53	1.80	2,459	1.56		1.56		1.82
	Year ended 11/30/2009	25.34	.57	8.46	9.03	(.79)	-	(.79)	33.58	36.43	2,999	1.61		1.61		2.04
	Year ended 11/30/2008	48.27	.96	(19.69)	(18.73)	(.86)	(3.34)	(4.20)	25.34	(42.21)	2,598	1.52		1.48		2.51
	Year ended 11/30/2007	42.58	.89	7.36	8.25	(.76)	(1.80)	(2.56)	48.27	20.29	4,731	1.50		1.46		1.98

Class C:	Six months ended 5/31/2012(5)(6)	32.23	.38	(.14)	.24	(.27)	-	(.27)	32.20	.71	4,225	1.61	(7)	1.61	(7)	2.24	(7)
	Year ended 11/30/2011	33.40	.65	(1.21)	(.56)	(.61)	-	(.61)	32.23	(1.77)	4,683	1.58		1.58		1.87
	Year ended 11/30/2010	33.45	.59	(.02)	.57	(.62)	-	(.62)	33.40	1.78	5,775	1.59		1.59		1.80
	Year ended 11/30/2009	25.25	.56	8.43	8.99	(.79)	-	(.79)	33.45	36.42	6,428	1.61		1.61		2.01
	Year ended 11/30/2008	48.11	.95	(19.63)	(18.68)	(.84)	(3.34)	(4.18)	25.25	(42.23)	5,405	1.56		1.52		2.47
	Year ended 11/30/2007	42.46	.87	7.32	8.19	(.74)	(1.80)	(2.54)	48.11	20.22	9,910	1.55		1.51		1.94

Class F-1:	Six months ended 5/31/2012(5)(6)	32.51	.52	(.14)	.38	(.40)	-	(.40)	32.49	1.17	3,399	.80	(7)	.80	(7)	3.08	(7)
	Year ended 11/30/2011	33.69	.93	(1.22)	(.29)	(.89)	-	(.89)	32.51	(1.02)	3,299	.80		.80		2.66
	Year ended 11/30/2010	33.74	.86	(.03)	.83	(.88)	-	(.88)	33.69	2.58	3,827	.80		.80		2.60
	Year ended 11/30/2009	25.46	.79	8.50	9.29	(1.01)	-	(1.01)	33.74	37.49	4,152	.82		.81		2.83
	Year ended 11/30/2008	48.48	1.27	(19.78)	(18.51)	(1.17)	(3.34)	(4.51)	25.46	(41.76)	3,677	.76		.72		3.30
	Year ended 11/30/2007	42.76	1.23	7.38	8.61	(1.09)	(1.80)	(2.89)	48.48	21.22	6,406	.75		.71		2.73

Class F-2:	Six months ended 5/31/2012(5)(6)	32.56	.57	(.15)	.42	(.44)	-	(.44)	32.54	1.26	1,383	.54	(7)	.54	(7)	3.36	(7)
	Year ended 11/30/2011	33.75	1.02	(1.22)	(.20)	(.99)	-	(.99)	32.56	(.75)	1,401	.54		.54		2.91
	Year ended 11/30/2010	33.79	.94	(.02)	.92	(.96)	-	(.96)	33.75	2.86	1,464	.54		.54		2.84
	Year ended 11/30/2009	25.51	.72	8.64	9.36	(1.08)	-	(1.08)	33.79	37.80	1,165	.58		.58		2.42
	Period from 8/1/2008 to 11/30/2008(5)	38.34	.23	(12.79)	(12.56)	(.27)	-	(.27)	25.51	(32.95)	127	.18		.17		.83

Class 529-A:	Six months ended 5/31/2012(5)(6)	32.49	.51	(.15)	.36	(.39)	-	(.39)	32.46	1.11	2,046	.89	(7)	.89	(7)	3.02	(7)
	Year ended 11/30/2011	33.67	.91	(1.21)	(.30)	(.88)	-	(.88)	32.49	(1.06)	2,023	.85		.85		2.61
	Year ended 11/30/2010	33.72	.84	(.02)	.82	(.87)	-	(.87)	33.67	2.54	1,972	.84		.84		2.54
	Year ended 11/30/2009	25.45	.77	8.49	9.26	(.99)	-	(.99)	33.72	37.41	1,796	.87		.86		2.75
	Year ended 11/30/2008	48.46	1.24	(19.76)	(18.52)	(1.15)	(3.34)	(4.49)	25.45	(41.77)	1,235	.80		.77		3.23
	Year ended 11/30/2007	42.75	1.21	7.37	8.58	(1.07)	(1.80)	(2.87)	48.46	21.13	1,791	.80		.76		2.69

Class 529-B:	Six months ended 5/31/2012(5)(6)	32.36	.36	(.13)	.23	(.25)	-	(.25)	32.34	.69	116	1.69	(7)	1.69	(7)	2.13	(7)
	Year ended 11/30/2011	33.53	.63	(1.21)	(.58)	(.59)	-	(.59)	32.36	(1.84)	134	1.65		1.65		1.80
	Year ended 11/30/2010	33.58	.57	(.02)	.55	(.60)	-	(.60)	33.53	1.72	167	1.65		1.65		1.74
	Year ended 11/30/2009	25.35	.54	8.46	9.00	(.77)	-	(.77)	33.58	36.29	188	1.70		1.69		1.95
	Year ended 11/30/2008	48.28	.92	(19.70)	(18.78)	(.81)	(3.34)	(4.15)	25.35	(42.26)	140	1.62		1.58		2.41
	Year ended 11/30/2007	42.59	.84	7.37	8.21	(.72)	(1.80)	(2.52)	48.28	20.15	214	1.61		1.58		1.87

Class 529-C:	Six months ended 5/31/2012(5)(6)	32.34	.37	(.14)	.23	(.26)	-	(.26)	32.31	.71	527	1.68	(7)	1.68	(7)	2.22	(7)
	Year ended 11/30/2011	33.51	.63	(1.20)	(.57)	(.60)	-	(.60)	32.34	(1.84)	527	1.65		1.65		1.81
	Year ended 11/30/2010	33.57	.58	(.03)	.55	(.61)	-	(.61)	33.51	1.71	526	1.64		1.64		1.75
	Year ended 11/30/2009	25.34	.54	8.47	9.01	(.78)	-	(.78)	33.57	36.32	491	1.69		1.68		1.93
	Year ended 11/30/2008	48.27	.92	(19.69)	(18.77)	(.82)	(3.34)	(4.16)	25.34	(42.27)	342	1.61		1.58		2.42
	Year ended 11/30/2007	42.59	.84	7.36	8.20	(.72)	(1.80)	(2.52)	48.27	20.17	503	1.61		1.57		1.88
Financial highlights

Class 529-E:	Six months ended 5/31/2012(5)(6)	$32.44	$.47	$(.15)	$.32	$(.35)	$-	$(.35)	$32.41	.98%	$89	1.13	%(7)	1.13	%(7)	2.77	%(7)
	Year ended 11/30/2011	33.61	.82	(1.21)	(.39)	(.78)	-	(.78)	32.44	(1.31)	89	1.12		1.12		2.33
	Year ended 11/30/2010	33.67	.74	(.03)	.71	(.77)	-	(.77)	33.61	2.21	87	1.13		1.13		2.25
	Year ended 11/30/2009	25.41	.68	8.49	9.17	(.91)	-	(.91)	33.67	37.03	80	1.18		1.17		2.43
	Year ended 11/30/2008	48.40	1.12	(19.74)	(18.62)	(1.03)	(3.34)	(4.37)	25.41	(41.97)	55	1.11		1.07		2.92
	Year ended 11/30/2007	42.69	1.07	7.38	8.45	(.94)	(1.80)	(2.74)	48.40	20.76	83	1.10		1.07		2.38

Class 529-F-1:	Six months ended 5/31/2012(5)(6)	32.51	.55	(.15)	.40	(.43)	-	(.43)	32.48	1.18	68	.68	(7)	.68	(7)	3.24	(7)
	Year ended 11/30/2011	33.70	.98	(1.21)	(.23)	(.96)	-	(.96)	32.51	(.84)	66	.64		.64		2.81
	Year ended 11/30/2010	33.75	.91	(.02)	.89	(.94)	-	(.94)	33.70	2.74	59	.63		.63		2.75
	Year ended 11/30/2009	25.47	.82	8.50	9.32	(1.04)	-	(1.04)	33.75	37.68	49	.68		.67		2.93
	Year ended 11/30/2008	48.50	1.31	(19.76)	(18.45)	(1.24)	(3.34)	(4.58)	25.47	(41.66)	31	.61		.57		3.44
	Year ended 11/30/2007	42.78	1.31	7.36	8.67	(1.15)	(1.80)	(2.95)	48.50	21.36	43	.60		.57		2.89

Class R-1:	Six months ended 5/31/2012(5)(6)	32.29	.39	(.14)	.25	(.28)	-	(.28)	32.26	.77	269	1.56	(7)	1.56	(7)	2.33	(7)
	Year ended 11/30/2011	33.46	.66	(1.20)	(.54)	(.63)	-	(.63)	32.29	(1.75)	275	1.56		1.56		1.90
	Year ended 11/30/2010	33.52	.60	(.02)	.58	(.64)	-	(.64)	33.46	1.80	269	1.56		1.56		1.84
	Year ended 11/30/2009	25.31	.57	8.45	9.02	(.81)	-	(.81)	33.52	36.45	217	1.58		1.58		2.02
	Year ended 11/30/2008	48.22	.96	(19.67)	(18.71)	(.86)	(3.34)	(4.20)	25.31	(42.21)	124	1.52		1.48		2.54
	Year ended 11/30/2007	42.55	.87	7.34	8.21	(.74)	(1.80)	(2.54)	48.22	20.20	153	1.56		1.52		1.93

Class R-2:	Six months ended 5/31/2012(5)(6)	32.22	.39	(.14)	.25	(.28)	-	(.28)	32.19	.77	1,069	1.56	(7)	1.56	(7)	2.32	(7)
	Year ended 11/30/2011	33.39	.66	(1.20)	(.54)	(.63)	-	(.63)	32.22	(1.75)	1,124	1.56		1.56		1.90
	Year ended 11/30/2010	33.45	.59	(.03)	.56	(.62)	-	(.62)	33.39	1.77	1,259	1.57		1.57		1.81
	Year ended 11/30/2009	25.25	.55	8.43	8.98	(.78)	-	(.78)	33.45	36.34	1,270	1.66		1.66		1.95
	Year ended 11/30/2008	48.11	.93	(19.62)	(18.69)	(.83)	(3.34)	(4.17)	25.25	(42.24)	836	1.59		1.55		2.45
	Year ended 11/30/2007	42.46	.86	7.33	8.19	(.74)	(1.80)	(2.54)	48.11	20.18	1,246	1.59		1.53		1.93

Class R-3:	Six months ended 5/31/2012(5)(6)	32.38	.47	(.15)	.32	(.35)	-	(.35)	32.35	.99	2,112	1.10	(7)	1.10	(7)	2.79	(7)
	Year ended 11/30/2011	33.56	.82	(1.21)	(.39)	(.79)	-	(.79)	32.38	(1.32)	2,159	1.10		1.10		2.36
	Year ended 11/30/2010	33.61	.75	(.02)	.73	(.78)	-	(.78)	33.56	2.27	2,311	1.10		1.10		2.29
	Year ended 11/30/2009	25.37	.69	8.48	9.17	(.93)	-	(.93)	33.61	37.07	2,208	1.13		1.13		2.47
	Year ended 11/30/2008	48.32	1.12	(19.70)	(18.58)	(1.03)	(3.34)	(4.37)	25.37	(41.95)	1,397	1.09		1.05		2.95
	Year ended 11/30/2007	42.63	1.07	7.36	8.43	(.94)	(1.80)	(2.74)	48.32	20.77	1,901	1.10		1.07		2.39

Class R-4:	Six months ended 5/31/2012(5)(6)	32.50	.52	(.14)	.38	(.40)	-	(.40)	32.48	1.14	1,900	.80	(7)	.80	(7)	3.08	(7)
	Year ended 11/30/2011	33.68	.93	(1.22)	(.29)	(.89)	-	(.89)	32.50	(.98)	1,972	.80		.80		2.66
	Year ended 11/30/2010	33.73	.85	(.02)	.83	(.88)	-	(.88)	33.68	2.56	2,062	.81		.81		2.58
	Year ended 11/30/2009	25.46	.78	8.50	9.28	(1.01)	-	(1.01)	33.73	37.46	1,840	.83		.83		2.76
	Year ended 11/30/2008	48.48	1.23	(19.75)	(18.52)	(1.16)	(3.34)	(4.50)	25.46	(41.77)	1,159	.79		.76		3.25
	Year ended 11/30/2007	42.76	1.21	7.38	8.59	(1.07)	(1.80)	(2.87)	48.48	21.13	1,509	.81		.77		2.69

Class R-5:	Six months ended 5/31/2012(5)(6)	32.59	.58	(.16)	.42	(.45)	-	(.45)	32.56	1.29	1,253	.50	(7)	.50	(7)	3.39	(7)
	Year ended 11/30/2011	33.77	1.04	(1.22)	(.18)	(1.00)	-	(1.00)	32.59	(.71)	1,273	.50		.50		2.95
	Year ended 11/30/2010	33.81	.95	(.02)	.93	(.97)	-	(.97)	33.77	2.89	1,371	.50		.50		2.85
	Year ended 11/30/2009	25.51	.88	8.51	9.39	(1.09)	-	(1.09)	33.81	37.89	1,598	.53		.53		3.18
	Year ended 11/30/2008	48.58	1.35	(19.80)	(18.45)	(1.28)	(3.34)	(4.62)	25.51	(41.61)	1,399	.50		.46		3.54
	Year ended 11/30/2007	42.84	1.36	7.38	8.74	(1.20)	(1.80)	(3.00)	48.58	21.49	1,921	.50		.47		3.01

Class R-6:	Six months ended 5/31/2012(5)(6)	32.59	.59	(.16)	.43	(.46)	-	(.46)	32.56	1.32	1,893	.45	(7)	.45	(7)	3.50	(7)
	Year ended 11/30/2011	33.77	1.03	(1.19)	(.16)	(1.02)	-	(1.02)	32.59	(.65)	1,731	.45		.45		2.97
	Year ended 11/30/2010	33.82	.98	(.04)	.94	(.99)	-	(.99)	33.77	2.92	1,158	.46		.46		2.97
	Period from 5/1/2009 to 11/30/2009(5)	26.05	.51	7.85	8.36	(.59)	-	(.59)	33.82	32.50	517	.49	(7)	.49	(7)	2.84	(7)

	Six months ended May 31,	Year ended November 30
	2012(5)(6)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	10%	27%	25%	44%	37%	30%

(1)Based on average shares outstanding.
(2)For the year ended November 30, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.13 and .29 percentage points, respectively. The impact to the other share classes would have been similar.

(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Based on operations for the period shown and, accordingly, is not representative of a full year.
(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                         unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2011, through May 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2011	Ending account value 5/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,011.31	$4.12	.82%
Class A -- assumed 5% return	1,000.00	1,020.90	4.14	.82
Class B -- actual return	1,000.00	1,007.36	7.93	1.58
Class B -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class C -- actual return	1,000.00	1,007.09	8.08	1.61
Class C -- assumed 5% return	1,000.00	1,016.95	8.12	1.61
Class F-1 -- actual return	1,000.00	1,011.74	4.02	.80
Class F-1 -- assumed 5% return	1,000.00	1,021.00	4.04	.80
Class F-2 -- actual return	1,000.00	1,012.64	2.72	.54
Class F-2 -- assumed 5% return	1,000.00	1,022.30	2.73	.54
Class 529-A -- actual return	1,000.00	1,011.06	4.47	.89
Class 529-A -- assumed 5% return	1,000.00	1,020.55	4.50	.89
Class 529-B -- actual return	1,000.00	1,006.87	8.48	1.69
Class 529-B -- assumed 5% return	1,000.00	1,016.55	8.52	1.69
Class 529-C -- actual return	1,000.00	1,007.10	8.43	1.68
Class 529-C -- assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class 529-E -- actual return	1,000.00	1,009.83	5.68	1.13
Class 529-E -- assumed 5% return	1,000.00	1,019.35	5.70	1.13
Class 529-F-1 -- actual return	1,000.00	1,011.78	3.42	.68
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.60	3.44	.68
Class R-1 -- actual return	1,000.00	1,007.74	7.83	1.56
Class R-1 -- assumed 5% return	1,000.00	1,017.20	7.87	1.56
Class R-2 -- actual return	1,000.00	1,007.68	7.83	1.56
Class R-2 -- assumed 5% return	1,000.00	1,017.20	7.87	1.56
Class R-3 -- actual return	1,000.00	1,009.93	5.53	1.10
Class R-3 -- assumed 5% return	1,000.00	1,019.50	5.55	1.10
Class R-4 -- actual return	1,000.00	1,011.43	4.02	.80
Class R-4 -- assumed 5% return	1,000.00	1,021.00	4.04	.80
Class R-5 -- actual return	1,000.00	1,012.91	2.52	.50
Class R-5 -- assumed 5% return	1,000.00	1,022.50	2.53	.50
Class R-6 -- actual return	1,000.00	1,013.17	2.26	.45
Class R-6 -- assumed 5% return	1,000.00	1,022.75	2.28	.45

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2012
(the most recent calendar quarter-end):			10 years/
	1 year	5 years	Life of class1

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–11.23%	–2.80%	7.67%
Not reflecting CDSC	–6.66	–2.47	7.67

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–7.57	–2.50	7.46
Not reflecting CDSC	–6.66	–2.50	7.46

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	–5.93	–1.72	8.31

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	–5.67	—	0.17

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–11.40	–2.93	7.63
Not reflecting maximum sales charge	–5.98	–1.77	8.27

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–11.31	–2.89	7.54
Not reflecting CDSC	–6.74	–2.57	7.54

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–7.64	–2.56	7.38
Not reflecting CDSC	–6.72	–2.56	7.38

Class 529-E shares3,4	–6.25	–2.06	7.93

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–5.77	–1.57	9.71

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY  10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2012, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-933-0712P

Litho in USA AGD/ALD/6269-S33485

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio

May 31, 2012
unaudited

Common stocks — 91.89%	Shares	Value (000)

CONSUMER DISCRETIONARY — 13.01%
Home Depot, Inc.	20,605,800	$1,016,690
DIRECTV, Class A1	13,893,000	617,544
Comcast Corp., Class A	16,952,600	490,100
General Motors Co.1	18,646,450	413,951
Virgin Media Inc.2	15,757,000	347,127
British Sky Broadcasting Group PLC	30,336,000	321,666
Bayerische Motoren Werke AG	2,463,100	186,088
Bayerische Motoren Werke AG, nonvoting preferred	2,500,652	128,073
News Corp., Class A	16,255,458	312,105
Time Warner Cable Inc.	3,600,000	271,440
Amazon.com, Inc.1	1,261,900	268,671
Cie. Générale des Établissements Michelin, Class B	4,515,618	263,823
Daimler AG	5,297,500	245,180
SJM Holdings Ltd.	125,050,000	222,016
Kingfisher PLC	49,438,999	214,871
H & M Hennes & Mauritz AB, Class B	7,088,000	210,557
Hyundai Motor Co.	876,000	181,101
Renault SA	4,242,638	177,761
Whitbread PLC	5,884,096	168,947
Honda Motor Co., Ltd.	4,897,000	156,984
Marks and Spencer Group PLC	30,596,187	156,271
adidas AG	2,031,300	151,179
NEXT PLC	3,235,000	151,019
Intercontinental Hotels Group PLC	6,007,029	141,278
YUM! Brands, Inc.	1,948,000	137,061
WPP PLC	11,106,000	132,482
McDonald’s Corp.	1,300,000	116,142
Cie. Financière Richemont SA, Class A, non-registered shares	2,031,000	115,732
Magna International Inc., Class A	2,791,300	112,489
Li & Fung Ltd.	61,188,000	112,261
Swatch Group Ltd, non-registered shares	291,400	112,048
Ford Motor Co.	10,568,000	111,598
NIKE, Inc., Class B	1,000,000	108,180
SES SA, Class A (FDR)	4,341,486	97,031
Wynn Macau, Ltd.	38,400,000	94,200
Johnson Controls, Inc.	2,772,325	83,558
OPAP SA1	11,509,432	61,195
William Hill PLC	13,067,600	54,478
Modern Times Group MTG AB, Class B	1,223,000	49,260
Nordstrom, Inc.	1,000,000	47,370
Aristocrat Leisure Ltd.	8,517,734	24,311
D.R. Horton, Inc.	1,400,000	23,240
Kesa Electricals PLC2	26,593,098	20,083
Stella International Holdings Ltd.	6,227,000	15,837
Dixons Retail PLC1	23,103,600	5,071
		8,448,069

INDUSTRIALS — 12.49%
ASSA ABLOY AB, Class B	22,535,000	583,500
AB Volvo, Class B	41,589,080	466,872
United Parcel Service, Inc., Class B	5,635,000	422,287
Union Pacific Corp.	3,770,700	420,056
Schneider Electric SA	7,425,754	395,466
Jardine Matheson Holdings Ltd.	7,978,000	386,135
KONE Oyj, Class B	6,020,000	335,936
Atlas Copco AB, Class A	10,865,000	218,811
Atlas Copco AB, Class B	6,161,000	110,507
VINCI SA	7,335,500	293,017
Lockheed Martin Corp.	3,305,000	273,654
CSX Corp.	11,068,865	231,229
Komatsu Ltd.	9,500,000	227,680
United Technologies Corp.	2,950,000	218,624
Hutchison Port Holdings Trust3	240,182,000	171,730
Hutchison Port Holdings Trust	53,700,000	38,395
PACCAR Inc	5,000,000	187,850
Emerson Electric Co.	3,960,000	185,209
Qantas Airways Ltd.1,2	125,158,600	181,656
Singapore Technologies Engineering Ltd	76,260,000	175,174
Capita PLC	17,495,000	166,633
General Dynamics Corp.	2,435,000	155,864
ComfortDelGro Corp. Ltd.2	135,100,000	154,118
General Electric Co.	8,000,000	152,720
Ryanair Holdings PLC (ADR)1	4,900,000	150,430
Legrand SA	4,933,124	148,409
SGS SA	81,707	147,289
Bureau Veritas SA	1,596,369	137,384
Danaher Corp.	2,500,000	129,925
Brambles Ltd.	19,966,803	129,535
Kühne + Nagel International AG	1,174,050	124,736
Waste Management, Inc.	3,800,000	123,272
Siemens AG	1,387,000	114,066
Masco Corp.	8,193,354	103,810
Southwest Airlines Co.	11,233,300	101,437
Eaton Corp.	2,000,000	85,320
3M Co.	1,000,000	84,410
Republic Services, Inc.	3,000,000	79,080
W.W. Grainger, Inc.	400,000	77,460
United Continental Holdings, Inc.1	3,000,000	75,510
Geberit AG	323,000	62,515
Norfolk Southern Corp.	712,000	46,650
BAE Systems PLC	8,383,616	35,248
Contax Participações SA, ordinary nominative	152,400	2,002
		8,111,611

CONSUMER STAPLES — 11.81%
Philip Morris International Inc.	19,361,300	1,636,223
Altria Group, Inc.	36,697,300	1,181,286
Kraft Foods Inc., Class A	18,615,500	712,415
Anheuser-Busch InBev NV	8,158,534	552,319
Anheuser-Busch InBev NV, VVPR STRIPS1	3,247,475	4
Wesfarmers Ltd.	17,071,520	485,578
Nestlé SA	8,092,030	458,605
Lorillard, Inc.	2,846,000	351,766
British American Tobacco PLC	5,352,000	252,280
Danone SA	3,651,535	234,290
Tingyi (Cayman Islands) Holding Corp.	86,020,000	204,146
Diageo PLC	8,470,500	201,957
Imperial Tobacco Group PLC	4,990,000	180,114
Pernod Ricard SA	1,665,800	162,721
Coca-Cola Co.	2,169,400	162,119
SABMiller PLC	3,580,000	132,144
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,256,609	124,891
Colgate-Palmolive Co.	1,175,000	115,503
Reynolds American Inc.	2,725,000	114,014
ConAgra Foods, Inc.	3,968,712	99,813
L’Oréal SA, bonus shares4	508,100	57,122
L’Oréal SA	129,000	14,503
Wilmar International Ltd.	24,035,000	68,266
Koninklijke Ahold NV	3,400,597	39,950
Wm Morrison Supermarkets PLC	8,750,000	37,247
Treasury Wine Estates Ltd.	7,212,137	31,052
Ralcorp Holdings, Inc.1	486,558	30,921
China Resources Enterprise, Ltd.	6,112,000	19,332
Molson Coors Brewing Co., Class B	194,700	7,486
		7,668,067

FINANCIALS — 10.57%
Industrial and Commercial Bank of China Ltd., Class H	676,073,470	411,138
HSBC Holdings PLC (Hong Kong)	26,720,033	210,860
HSBC Holdings PLC (United Kingdom)	20,476,231	160,788
Wells Fargo & Co.	10,000,000	320,500
Société Générale1	15,917,580	316,094
China Construction Bank Corp., Class H	440,805,735	305,549
AIA Group Ltd.	90,414,996	294,722
Prudential PLC	27,590,000	288,297
Citigroup Inc.	10,794,000	286,149
Siam Commercial Bank PCL	62,695,100	276,871
Bank of China Ltd., Class H	716,815,200	276,141
Deutsche Börse AG	5,549,600	264,293
Westfield Group	26,688,000	236,311
JPMorgan Chase & Co.	7,084,000	234,835
Credit Suisse Group AG	10,451,050	198,079
Agricultural Bank of China, Class H	467,211,000	189,014
Woori Finance Holdings Co., Ltd.	20,047,350	186,843
Link Real Estate Investment Trust	46,643,000	179,083
Deutsche Bank AG	4,398,618	158,190
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	128,610
Itaú Unibanco Holding SA, preferred nominative	1,771,000	25,729
UBS AG	13,245,246	149,313
Ping An Insurance (Group) Co. of China, Ltd., Class H	19,902,000	146,543
BNP Paribas SA	4,533,726	144,213
Toronto-Dominion Bank	1,870,000	143,158
Sampo Oyj, Class A	4,225,974	97,402
Banco Santander (Brasil) SA, units	5,867,550	47,421
Banco Santander (Brasil) SA, units (ADR)	5,867,550	46,647
Hang Seng Bank Ltd.	7,000,000	90,459
Banco Santander, SA	16,701,194	88,696
DNB ASA	9,068,033	81,710
Samsung Card Co., Ltd.	2,855,000	80,310
Nordea Bank AB	10,482,000	77,484
Kimco Realty Corp.	4,132,329	74,175
Willis Group Holdings PLC	2,095,800	73,919
UniCredit SpA1	22,329,006	68,417
Weyerhaeuser Co.1	3,359,686	66,891
State Street Corp.	1,500,000	61,815
Canadian Imperial Bank of Commerce (CIBC)	878,258	61,283
KB Financial Group Inc.	1,870,000	58,465
BB&T Corp.	1,400,000	42,308
CapitaMall Trust, units	29,601,000	41,693
ICICI Bank Ltd.	2,245,000	31,312
Sun Hung Kai Properties Ltd.	2,615,000	29,615
Bank of New York Mellon Corp.	1,416,261	28,835
Old Republic International Corp.	2,500,000	24,675
CapitaCommercial Trust	18,093,000	17,270
Starwood Property Trust, Inc.	750,000	15,030
AXA SA	1,095,082	12,296
Ascendas Real Estate Investment Trust	6,049,000	9,623
		6,859,074

HEALTH CARE — 9.10%
Novartis AG	33,907,063	1,761,066
Bayer AG	16,752,000	1,059,306
Amgen Inc.	11,415,000	793,571
Abbott Laboratories	9,875,000	610,176
Merck & Co., Inc.	9,000,000	338,220
Roche Holding AG	2,133,033	332,906
UCB SA	3,510,000	164,555
Eli Lilly and Co.	4,000,000	163,800
Gilead Sciences, Inc.1	2,786,000	139,161
GlaxoSmithKline PLC	5,756,100	127,569
Edwards Lifesciences Corp.1	1,030,000	87,931
Grifols, SA, Class A1	3,538,000	80,255
Sonic Healthcare Ltd.	4,875,000	57,935
Boston Scientific Corp.1	10,000,000	57,400
St. Jude Medical, Inc.	1,000,000	38,420
Fisher & Paykel Healthcare Corp. Ltd.	22,838,000	35,282
Orion Oyj, Class B	2,024,201	35,216
Stryker Corp.	523,000	26,908
		5,909,677

TELECOMMUNICATION SERVICES — 8.86%
AT&T Inc.	28,380,000	969,745
América Móvil, SAB de CV, Series L (ADR)	28,772,798	677,887
Verizon Communications Inc.	13,059,500	543,798
TeliaSonera AB	72,730,000	443,318
Vodafone Group PLC	160,657,500	428,357
Koninklijke KPN NV	43,194,798	408,322
OJSC Mobile TeleSystems (ADR)	20,592,280	342,655
Singapore Telecommunications Ltd.	131,789,810	317,048
Turkcell Iletisim Hizmetleri AS1	67,063,000	292,743
CenturyLink, Inc.	5,400,600	211,812
Sprint Nextel Corp., Series 11	62,896,000	161,643
Millicom International Cellular SA (SDR)	1,840,000	157,418
SOFTBANK CORP.	4,475,000	139,915
Türk Telekomünikasyon AS, Class D	39,150,000	133,947
Advanced Info Service PCL	17,251,800	97,063
France Télécom SA	7,577,060	95,189
Philippine Long Distance Telephone Co. (ADR)	877,673	47,105
Philippine Long Distance Telephone Co.	693,790	37,317
MTN Group Ltd.	5,102,000	80,802
Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	54,204,000	44,978
Telefónica Czech Republic, AS	2,300,000	42,026
Telefónica, SA	2,831,007	31,284
KT Corp. (ADR)	2,523,000	29,393
BCE Inc.	512,500	20,453
		5,754,218

INFORMATION TECHNOLOGY — 8.22%
Microsoft Corp.	32,804,019	957,549
Samsung Electronics Co. Ltd.	596,600	612,144
HTC Corp.	30,988,050	446,424
Oracle Corp.	13,337,000	353,030
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,049,998	137,986
Taiwan Semiconductor Manufacturing Co. Ltd.	34,708,766	98,959
MediaTek Inc.	26,327,889	232,865
Automatic Data Processing, Inc.	4,040,000	210,686
Compal Electronics, Inc.	193,262,106	199,426
HOYA Corp.	9,103,000	195,280
Quanta Computer Inc.	64,097,850	167,503
Accenture PLC, Class A	2,605,000	148,746
Maxim Integrated Products, Inc.	5,723,000	143,991
Intel Corp.	5,000,000	129,200
Delta Electronics, Inc.	45,150,873	125,856
Analog Devices, Inc.	2,970,186	108,026
Amadeus IT Holding, SA, Class A	3,415,000	62,559
Amadeus IT Holding, SA, Class A, non-registered shares	2,400,000	43,965
Nokia Corp.	34,971,000	91,845
Nokia Corp. (ADR)	4,169,800	11,133
Canon, Inc.	2,520,300	101,314
Telefonaktiebolaget LM Ericsson, Class B	11,877,220	100,878
Apple Inc.1	158,000	91,281
QUALCOMM Inc.	1,560,000	89,404
Redecard SA, ordinary nominative	5,700,000	87,612
Yahoo! Inc.1	5,400,000	82,296
Siliconware Precision Industries Co., Ltd.	66,700,000	72,626
NetEase, Inc. (ADR)1	1,099,270	68,551
Nintendo Co., Ltd.	552,300	64,350
Google Inc., Class A1	70,000	40,660
Murata Manufacturing Co., Ltd.	665,700	34,576
International Business Machines Corp.	117,000	22,569
		5,333,290

ENERGY — 5.92%
BP PLC	197,684,626	1,203,148
Royal Dutch Shell PLC, Class B	19,090,746	611,550
Royal Dutch Shell PLC, Class A	6,815,000	210,922
Royal Dutch Shell PLC, Class A (ADR)	2,570,000	159,803
Royal Dutch Shell PLC, Class B (ADR)	344,800	22,188
Eni SpA	13,200,000	254,620
OAO Gazprom (ADR)	27,399,000	240,152
EOG Resources, Inc.	1,680,000	166,824
Chevron Corp.	1,295,000	127,311
Occidental Petroleum Corp.	1,443,000	114,387
Apache Corp.	1,159,036	94,322
Devon Energy Corp.	1,500,000	89,280
ConocoPhillips	1,650,000	86,064
Canadian Natural Resources, Ltd.	2,785,000	79,976
SeaDrill Ltd.	2,400,000	79,164
Husky Energy Inc.	3,456,000	77,997
Woodside Petroleum Ltd.	2,215,164	69,416
China National Offshore Oil Corp.	26,554,900	48,036
Schlumberger Ltd.	700,000	44,275
Türkiye Petrol Rafinerileri AS	1,390,181	25,869
Nexen Inc.	1,135,000	17,740
EnCana Corp.	880,000	17,503
		3,840,547

UTILITIES — 5.04%
National Grid PLC	60,699,199	608,072
SSE PLC	21,180,336	431,869
GDF SUEZ	21,585,815	426,386
CEZ, a s	7,629,000	269,626
PT Perusahaan Gas Negara (Persero) Tbk	669,350,000	263,468
Dominion Resources, Inc.	4,456,422	232,001
FirstEnergy Corp.	4,495,000	210,321
Public Service Enterprise Group Inc.	5,000,000	155,950
Exelon Corp.	3,000,000	110,940
Power Assets Holdings Ltd.	15,109,500	105,609
NTPC Ltd.	29,619,270	77,427
E.ON AG	4,200,000	76,757
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	3,961,987	68,265
PG&E Corp.	1,401,000	61,224
SUEZ Environnement Co.	5,418,252	58,850
RWE AG	1,500,000	54,780
LIGHT SA, ordinary nominative	3,291,100	38,674
Power Grid Corp. of India Ltd.	10,378,641	19,618
		3,269,837

MATERIALS — 4.80%
Dow Chemical Co.	14,407,000	447,481
Syngenta AG	963,500	308,487
BASF SE	3,287,000	229,150
Amcor Ltd.	30,684,007	223,273
Israel Chemicals Ltd.	20,435,000	211,692
Akzo Nobel NV	4,238,000	193,576
Praxair, Inc.	1,763,120	187,314
Linde AG	1,119,000	171,710
ArcelorMittal	12,079,654	166,915
CRH PLC	9,019,913	151,683
Koninklijke DSM NV	3,054,000	145,292
Svenska Cellulosa AB SCA, Class B	7,879,199	112,149
Formosa Plastics Corp.	27,785,000	72,702
Holcim Ltd	1,240,908	65,919
Sherwin-Williams Co.	500,000	64,820
POSCO	211,230	64,787
Ube Industries, Ltd.	25,200,000	57,887
Rautaruukki Oyj	6,689,570	45,742
K+S AG	1,068,000	42,589
Nitto Denko Corp.	1,041,400	42,262
PT Semen Gresik (Persero) Tbk	31,188,000	36,331
voestalpine AG	1,397,000	34,893
Alumina Ltd.	20,000,000	19,190
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	17,387
		3,113,231

MISCELLANEOUS — 2.07%
Other common stocks in initial period of acquisition		1,345,273

Total common stocks (cost: $55,428,422,000)		59,652,894

Preferred stocks — 0.01%	Shares

FINANCIALS — 0.01%
Citigroup Inc. 7.875% preferred	366,000	9,729

Total preferred stocks (cost: $9,150,000)		9,729

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		823

Total rights (cost: $1,025,000)		823

	Shares or
Convertible securities — 0.31%	principal amount

CONSUMER DISCRETIONARY — 0.11%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,558,603	57,232
Virgin Media Inc. 6.50% convertible notes 20162	$7,100,000	9,913
TUI Travel PLC 6.00% convertible notes 2014	£1,800,000	2,636
		69,781

INDUSTRIALS — 0.09%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$7,575,000	22,649
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	7,015
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	14,546
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	5,181
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	4,176
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,370
		57,937

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20403	$44,385,000	26,409

CONSUMER STAPLES — 0.02%
Alliance One International, Inc. 5.50% convertible notes 2014	$11,000,000	9,955

FINANCIALS — 0.01%
National Financial Partners Corp. 4.00% convertible notes 2017	$7,000,000	8,610

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		26,002

Total convertible securities (cost: $225,303,000)		198,694

	Principal amount
Bonds & notes — 2.05%	(000)

FINANCIALS — 0.70%
Prologis, Inc. 6.25% 2017	$4,620	5,199
Prologis, Inc. 6.625% 2018	13,907	16,126
Prologis, Inc. 6.625% 2019	1,600	1,867
Prologis, Inc. 7.375% 2019	21,933	26,800
Prologis, Inc. 6.875% 2020	20,380	24,344
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)3,5	60,000	74,006
HBOS PLC 6.75% 20183	36,490	33,488
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)3,5,6	30,300	18,028
Regions Financial Corp. 4.875% 2013	6,035	6,141
Regions Financial Corp. 7.75% 2014	24,300	26,487
Regions Financial Corp. 5.20% 2015	15,295	15,563
Regions Bank, junior subordinated 7.50% 2018	2,475	2,778
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	41,090	44,714
Westfield Group 5.40% 20123	530	537
Westfield Group 6.75% 20193	18,040	21,512
WEA Finance LLC 4.625% 20213	19,975	21,143
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,959
Developers Diversified Realty Corp. 9.625% 2016	3,650	4,449
Developers Diversified Realty Corp. 7.50% 2017	10,210	11,740
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,690
Simon Property Group, LP 5.25% 2016	3,540	4,000
Simon Property Group, LP 6.10% 2016	860	993
Simon Property Group, LP 5.875% 2017	165	193
Simon Property Group, LP 6.125% 2018	890	1,061
Simon Property Group, LP 10.35% 2019	11,635	16,395
ERP Operating LP 5.125% 2016	2,886	3,191
ERP Operating LP 5.75% 2017	2,055	2,381
ERP Operating LP 4.625% 2021	13,215	14,445
HVB Funding Trust I, junior subordinated 8.741% 20313	9,650	7,527
HVB Funding Trust III, junior subordinated 9.00% 20313	3,171	2,505
Discover Financial Services 6.45% 2017	3,057	3,484
Discover Financial Services 10.25% 2019	4,334	5,907
Standard Chartered Bank 6.40% 20173	8,451	9,261
AXA SA 8.60% 2030	8,000	8,702
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£4,520	7,906
Capital One Capital III 7.686% 20365	$165	167
		456,689

BONDS & NOTES OF U.S. GOVERNMENT — 0.54%
U.S. Treasury 1.875% 2014	301,000	309,410
U.S. Treasury 4.375% 2041	14,855	20,263
U.S. Treasury 4.75% 2041	14,560	21,005
		350,678

TELECOMMUNICATION SERVICES — 0.39%
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	31,525
Nextel Communications, Inc., Series D, 7.375% 2015	40,000	39,300
Sprint Nextel Corp. 9.125% 20173	35,000	34,825
Sprint Nextel Corp. 11.50% 20213	55,550	58,744
MTS International Funding Ltd. 8.625% 20203	29,865	33,187
MTS International Funding Ltd. 8.625% 2020	12,430	13,813
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	2,500	2,194
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	22,500	17,438
América Móvil, SAB de CV 8.46% 2036	MXN286,400	19,474
		250,500

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.16%
United Mexican States Government, Series M30, 10.00% 2036	552,900	49,625
German Government, Series 8, 4.75% 2040	€14,545	29,832
Polish Government, Series 1021, 5.75% 2021	PLN85,665	24,737
		104,194

ENERGY — 0.14%
Gazprom OJSC 8.146% 2018	$4,415	5,200
Gazprom OJSC, Series 9, 6.51% 2022	30,710	33,314
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,280
Gazprom OJSC 7.288% 2037	38,175	42,622
Gazprom OJSC 7.288% 20373	365	408
BP Capital Markets PLC 5.25% 2013	3,335	3,538
BP Capital Markets PLC 3.875% 2015	7,320	7,829
Petroplus Finance Ltd. 6.75% 20143	375	52
		94,243

MATERIALS — 0.05%
CRH America, Inc. 6.00% 2016	1,260	1,388
CRH America, Inc. 8.125% 2018	15,540	18,623
ArcelorMittal 9.85% 2019	8,000	9,489
		29,500

CONSUMER STAPLES — 0.04%
Hypermarcas SA 6.50% 20213	10,970	10,202
Hypermarcas SA 6.50% 2021	7,000	6,510
British American Tobacco International Finance PLC 8.125% 20133	9,000	9,881
		26,593

CONSUMER DISCRETIONARY — 0.03%
Marks and Spencer Group PLC 6.25% 20173	100	112
Marks and Spencer Group PLC 7.125% 20373	15,550	16,606
		16,718

Total bonds & notes (cost: $1,213,268,000)		1,329,115

Short-term securities — 5.38%

Freddie Mac 0.07%–0.19% due 6/4/2012–4/26/2013	1,111,125	1,110,624
Fannie Mae 0.065%–0.21% due 6/1/2012–1/7/2013	591,295	591,087
Federal Home Loan Bank 0.07%–0.25% due 6/19/2012–4/8/2013	513,150	512,967
U.S. Treasury Bills 0.10%–0.185% due 6/28/2012–4/4/2013	415,800	415,598
Québec (Province of) 0.15%–0.18% due 7/12–9/6/20123	141,000	140,930
Federal Farm Credit Banks 0.18%–0.21% due 12/28/2012–4/9/2013	80,800	80,686
Straight-A Funding LLC 0.15%–0.18% due 7/19–7/25/20123	80,089	80,069
Nestlé Finance International Ltd. 0.16%–0.19% due 6/11–7/19/2012	79,300	79,292
Thunder Bay Funding, LLC 0.18% due 6/26–7/16/20123	57,019	57,004
Old Line Funding, LLC 0.24% due 7/24/20123	17,300	17,297
International Bank for Reconstruction and Development 0.08% due 6/7/2012	65,000	64,999
Siemens Capital Co. LLC 0.13%–0.15% due 6/20–6/25/20123	60,000	59,994
Jupiter Securitization Co., LLC 0.25% due 6/7/20123	50,000	49,997
Variable Funding Capital Company LLC 0.15% due 7/13/20123	50,000	49,991
British Columbia (Province of) 0.15% due 8/8/2012	50,000	49,987
Svenska Handelsbanken Inc. 0.24% due 8/1/20123	50,000	49,977
BASF AG 0.16%–0.18% due 6/29–8/9/20123	41,000	40,992
American Honda Finance Corp. 0.17% due 7/5/2012	25,000	24,995
Province of Ontario 0.15% due 7/19/2012	16,000	15,993

Total short-term securities (cost: $3,492,405,000)		3,492,479

Total investment securities (cost: $60,369,573,000)		64,683,734
Other assets less liabilities		234,650

Net assets		$64,918,384

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,116,046,000, which represented 1.72% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $57,122,000, which represented .09% of the net assets of the fund.
5Coupon rate may change periodically.
6Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
£ = British pounds
MXN = Mexican pesos
PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-933-0712O-S32890

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 31, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2012